CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 08, 2018	Mar. 21, 2018	Dec. 31, 2018	Dec. 31, 2017
Capital Structure [Line Items]
Treasury shares, shares			103,237,171	9,015,012
Ordinary shares, issued			1,482,999,434	1,478,429,243
Ordinary shares, outstanding			1,379,762,263	1,469,414,231
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement by the Company (in ADSs or in shares)			96,571,065
Shares repurchased by the Company (in ADSs or in shares)			96,571,065
Treasury Shares [Member] | 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount		$ 500,000,000
Stock repurchase program period		3 years
Treasury Shares [Member] | Second 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000,000
Stock repurchase program period	3 years
Treasury Shares [Member] | Stock Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)			96,571,065
Retirement of shares (in shares)			0
Treasury shares, shares			96,571,065
Treasury Shares [Member] | Stock Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)			32,190,355